UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: --------------



This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.





Institutional Investment Manager Filing this Report:



Name:    Joseph Stilwell

Address: 111 Broadway, 12th Floor

         New York, NY 10006



Form 13F File Number: 028-12231



The institutional investment manager filing this report and the person  by  whom it is signed hereby represent that the person signing the report  is  authorized to submit it, that  all  information  contained  herein  is  true,  correct  and complete, and that  it  is  understood  that  all  required  items,  statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Joseph Stilwell

Title:  ---------------



Phone: 212-269-5800





Signature, Place, and Date of Signing:



   /s/ Joseph Stilwell       New York, NY     May 7, 2010

-------------------------    ---------------  -----------

        [Signature]          [City, State]    [Date]



Report Type (Check only one):



[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:





Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 49

Form 13 Information Table Value Total:  $81,883

                                        (thousands)

List of Other Included Managers:





Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.





No.  Form 13F File Number       Name

---  --------------------       ----------------------

 1   028-12466                  Stilwell Value LLC (1)





(1) Joseph Stilwell is the managing  member  of  Stilwell  Value  LLC.  Stilwell

Value LLC is the general partner of Stilwell Associates,  L.P.,  Stilwell  Value

Partners I, L.P., Stilwell Value Partners  II,  L.P.,  Stilwell  Value  Partners

III, L.P., Stilwell Value Partners IV, L.P., Stilwell Value  Partners  V,  L.P.,

and Stilwell Value Partners  VI,  L.P.  (together  the  "Value  Funds").  Joseph

Stilwell is also the general partner of Stilwell  Partners  L.P.  ("SPLP"),  the managing member of Stilwell Advisors  LLC,  which  is  the  general  partner  of

Stilwell Associates Insurance  Fund  of  the  S.A.L.I.  Multi-Series  Fund  L.P.

("S.A.L.I."), and the managing member of Stilwell Management  LLC,  the  manager of Stilwell Offshore Fund Ltd. ("Offshore" and, together with the  Value  Funds,

SPLP and S.A.L.I., the "Funds"). The securities reported in this  Form  13F  are held by one or more of the Funds. None of the Value  Funds,  SPLP,  S.A.L.I.  or

Offshore individually maintains investment discretion  over  $100  million,  but

Stilwell Value LLC, by virtue of its general partnership  interest  in  each  of the Value Funds, has such discretion.



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



                                                                                            VOTING AUTHORITY

                            TITLE                                                     OTHER

                            OF                 VALUE    SHARES/  SH/  PUT/ INVESTMENT MANA-

NAME OF ISSUER              CLASS      CUSIP  (X$1000)  PRN AMT  PRN  CALL DISCRETION  GER  SOLE  SHARED NONE

--------------              -----      -----  --------  -------  ---  ---- ---------- ----- ----  ------ ----

ABINGTON BANCORP INC         COM     00350L109     311    39,400  SH       DEFINED          39,400

ALLIANCE BANCORP INC PA      COM     018921106     117    14,000  SH       DEFINED          14,000

ALLIANCE BANCORP INC PA      COM     018921106   3,139   374,814  SH       DEFINED    1    374,814

AMERICAN PHYSICIANS CAPITAL

INC                          COM     028884104   2,428    75,998  SH       DEFINED          75,998



AMERICAN PHYSICIANS CAPITAL

INC                          COM     028884104  35,655 1,115,966  SH       DEFINED    1  1,115,966

ATLANTIC COAST FEDERAL

CORP                         COM     048425102      43    17,393  SH       DEFINED          17,393

BANK MUTUAL CORP             COM     063750103     130    20,000  SH       DEFINED          20,000

BCSB BANCORP INC             COM     055367106     190    20,000  SH       DEFINED          20,000

BCSB BANCORP INC             COM     055367106      67     7,085  SH       DEFINED           7,085

BENEFICIAL MUTUAL BANCORP

INC                          COM     08173R104     232    24,460  SH       DEFINED          24,460

CENTRAL BANCORP INC MA       COM     152418109      64     7,000  SH       DEFINED           7,000

CENTRAL BANCORP INC MA       COM     152418109   1,377   144,947  SH       DEFINED    1    144,947

CLIFTON SAVINGS BANCORP

INC                          COM     18712Q103      97    10,480  SH       DEFINED          10,480

CMS BANCORP INC              COM     12600U102     120    15,000  SH       DEFINED          15,000

ESSA BANCORP INC             COM     29667D104     439    35,000  SH       DEFINED          35,000

FIRST FINANCIAL NORTHWEST

INC                          COM     32022K102     171    25,000    SH     DEFINED          25,000

FIRST PACTRUST BANCORP INC   COM     33589V101     256    33,000    SH     DEFINED          33,000

FIRST PACTRUST BANCORP INC   COM     33589V101     825   106,219    SH     DEFINED  1      106,219

FIRST SAVINGS FINANCIAL

GROUP INC                    COM     33621E109     250    20,000    SH     DEFINED          20,000

FOX CHASE BANCORP            COM     35137P106     162    15,000    SH     DEFINED          15,000

HAMPDEN BANCORP INC          COM     40867E107     200    20,000    SH     DEFINED          20,000

KINGSWAY FINANCIAL SVCS INC  COM     496904103     459   287,000    SH     DEFINED         287,000

KINGSWAY FINANCIAL SVCS INC  COM     496904103   7,384 4,638,000    SH     DEFINED  1    4,638,000

MALVERN FEDERAL BANCORP

INC                          COM     561410101     376    39,000    SH     DEFINED          39,000

MALVERN FEDERAL BANCORP

INC                          COM     561410101   5,189   537,800    SH     DEFINED  1      537,800

MERIDIAN INTERSTATE BANCORP

INC                          COM     58964Q104     832    80,000    SH     DEFINED          80,000

MF GLOBAL HOLDINGS LTD       COM     55277J108     161    20,000    SH     DEFINED          20,000

MF GLOBAL HOLDINGS LTD       COM     55277J108   1,211   150,000    SH     DEFINED  1      150,000

MUTUALFIRST FINANCIAL INC    COM     62845B104     113    17,000    SH     DEFINED          17,000

MUTUALFIRST FINANCIAL INC    COM     62845B104   1,280   192,500    SH     DEFINED  1      192,500

NAUGATUCK VALLEY FINANCIAL

CORP                         COM     639067107      91   13,975     SH     DEFINED          13,975




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



                                                                                           VOTING AUTHORITY

                                                                                   OTHER

                          TITLE OF           VALUE    SHARES/  SH/ PUT/ INVESTMENT MANA-

NAME OF ISSUER             CLASS     CUSIP  (x$1000)  PRN AMT  PRN CALL DISCRETION  GER    SOLE  SHARED NONE

--------------            --------   -----  --------  -------  --- ---- ---------- -----   ----  ------ ----

NEWPORT BANCORP INC        COM     651754103     176     15,000   SH    DEFINED            15,000

NORTHEAST COMMUNITY

BANCORP INC                COM     664112109      72     10,000   SH    DEFINED            10,000

NORTHEAST COMMUNITY

BANCORP INC                COM     664112109   7,699  1,070,800   SH    DEFINED     1   1,070,800

NORTHWEST BANCSHARES INC

MD                         COM     667340103   1,005     85,704   SH    DEFINED            85,704

OBA FINANCIAL SVCS INC     COM     67424G101     108     10,000   SH    DEFINED            10,000

PENN MILLERS HOLDING CORP  COM     707561106     122     10,000   SH    DEFINED            10,000

PROVIDENT FINANCIAL

HOLDINGS INC               COM     743868101   1,280    367,818   SH    DEFINED     1     367,818

PROVIDENT FINANCIAL

HOLDINGS INC               COM     743868101     139     40,000   SH    DEFINED            40,000

PRUDENTIAL BANCORP INC PA  COM     744319104   1,853    219,535   SH    DEFINED     1     219,535

ROMA FINANCIAL CORP        COM     77581P109     627     50,000   SH    DEFINED            50,000

SOUTHERN CONNECTICUT

BANCORP INC                COM     84264A102     309     45,505   SH    DEFINED            45,505

SOUTHERN CONNECTICUT

BANCORP INC                COM     84264A102     661     98,886   SH    DEFINED     1      98,886

TECHE HOLDING CO           COM     878330109   1,232     37,452   SH    DEFINED     1      37,452

TF FINANCIAL CORP          COM     872391107     124      6,500   SH    DEFINED             6,500

TF FINANCIAL CORP          COM     872391107   1,733     90,782   SH    DEFINED     1      90,782

TFS FINANCIAL CORPORATION  COM     87240R107     668     50,000   SH    DEFINED            50,000

WAYNE SAVINGS BANCSHARES

INC                        COM     94624Q101     380     45,000   SH    DEFINED            45,000

WAYNE SAVINGS BANCSHARES

INC                        COM     94624Q101     326     38,554   SH    DEFINED     1      38,554




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